RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 13 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2014, a member of the Board provided cash advances to the Company totaling $75,000. The Company made repayments of $50,000 resulting in an outstanding balance of $183,000 as of December 31, 2014.  The outstanding amount is included in accounts payable and other liabilities - related parties in the consolidated balance sheets.

In connection with the acquisition of Hamilton (see Note 3), the Company incurred a working capital adjustment due to the former members of Hamilton in the amount of $2,428,871 for working capital in excess of the stock purchase agreement requirement at the acquisition date. The outstanding amount as of December 31, 2014 is included in accounts payable and other liabilities – related parties in the consolidated balance sheets.

On December 9, 2014, the Company's chief financial officer purchased 95,456 shares of the Company's common stock for an aggregate purchase price of $50,000.

Effective August 12, 2014, Hamilton Investment Group and HII Technologies, Inc. entered into an agreement with S&M Assets, LLC, an entity controlled by the president of Hamilton Investment Group, a frac water business and our wholly-owned subsidiary.  Under the agreement, we and Hamilton Investment Group agreed to purchase of 13 ½ miles of 10” and 12” layflat hose and aluminum pipe for $1,516,000 on or before August 12, 2015.  The purchase price will be offset by any amounts paid in excess of $100,000 under the equipment lease with S&M Assets referred to below.

Effective August 12, 2014, Hamilton Investment Group and HII Technologies Inc. entered into an equipment lease with S&M Assets, LLC for the equipment for 13 ½ miles of 10” and 12” layflat  hose and aluminum pipe for a flat fee of $10,000 per month.  This equipment will be leased until purchased on the terms set forth above.  The president of Hamilton Investment Group, our wholly-owned subsidiary controls S&M Assets LLC.

Effective August 12, 2014, Hamilton Investment Group entered into a 3-year property lease with S & M Assets, LLC for the premises located at 4564 E Hwy 105, Guthrie, Oklahoma at a rate of $4,500 per month.  The president of Hamilton Investment Group, our wholly-owned subsidiary controls S&M Assets LLC.

Effective August 12, 2014 Hamilton Investment Group entered into a 6-month property lease for the premises located at 210 N. Buffalo Ave, Guthrie OK from Craig Hamilton, son of the president of Hamilton Investment Group, our wholly-owned subsidiary, at rate of $850  per month.

Effective August 12, 2014, Hamilton Investment Group entered into a 3-year property lease with S & M Assets, LLC for the premises located at 37920 CRE1710, Colgate, Oklahoma at a rate of $1,500 per month. The president of Hamilton Investment Group, our wholly-owned subsidiary controls S&M Assets LLC.